VANECK MORNINGSTAR WIDE MOAT GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (unaudited)
1
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Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.0%
Capital Goods : 11.1%
Allegion plc 143 $ 16,895
Huntington Ingalls Industries,
Inc. 42 10,346
Otis Worldwide Corp. 210 20,215
Rockwell Automation, Inc. 117 32,208
79,664
Commercial & Professional Services : 7.7%
Equifax, Inc. 125 30,308
TransUnion 339 25,140
55,448
Consumer Discretionary Distribution &
Retail : 7.6%
Amazon.com, Inc. * 181 34,977
Etsy, Inc. * 317 18,697
53,674
Consumer Durables & Apparel : 1.6%
NIKE, Inc. 151 11,381
Underline
Consumer Services : 3.3%
Starbucks Corp. 103 8,019
Yum! Brands, Inc. 121 16,028
24,047
Financial Services : 4.0%
Intercontinental Exchange, Inc. 23 3,148
MarketAxess Holdings, Inc. 127 25,467
28,615
Food, Beverage & Tobacco : 4.5%
Brown-Forman Corp. 229 9,891
Constellation Brands, Inc. 73 18,781
PepsiCo, Inc. 21 3,464
32,136
Health Care Equipment & Services : 5.3%
Veeva Systems, Inc. * 159 29,099
Zimmer Biomet Holdings, Inc. 77 8,357
37,456
Number
of Shares Value
Household & Personal Products : 5.4%
Clorox Co. 80 $ 10,918
Estee Lauder Cos, Inc. 259 27,558
38,476
Materials : 1.9%
Corteva, Inc. 256 13,809
Underline
Media & Entertainment : 4.5%
Alphabet, Inc. 123 22,404
Walt Disney Co. 104 10,326
32,730
Pharmaceuticals, Biotechnology & Life
Sciences : 5.9%
Agilent Technologies, Inc. 233 30,204
Thermo Fisher Scientific, Inc. 4 2,212
Waters Corp. * 35 10,154
42,570
Semiconductors & Semiconductor
Equipment : 1.5%
Teradyne, Inc. 73 10,825
Underline
Software & Services : 33.7%
Adobe, Inc. * 66 36,665
Autodesk, Inc. * 135 33,406
Fortinet, Inc. * 494 29,773
Microsoft Corp. 39 17,431
Roper Technologies, Inc. 15 8,455
Salesforce, Inc. 124 31,880
ServiceNow, Inc. * 21 16,520
Tyler Technologies, Inc. * 73 36,702
VeriSign, Inc. * 85 15,113
Workday, Inc. * 61 13,637
239,582
Technology Hardware & Equipment : 2.0%
Keysight Technologies, Inc. * 102 13,949
Underline
Total Common Stocks
(Cost: $753,763) 714,362
Total Investments: 100.0%
(Cost: $753,763) 714,362
Liabilities in excess of other assets: 0.0% (343)
NET ASSETS: 100.0% $ 714,019
* Non-income producing